Post Employee Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2020
POST EMPLOYEE BENEFIT OBLIGATIONS
Summary of Post- employment Obligations Associated with Defined Benefits Plan

a)  The post-employment obligations associated with defined benefits plans and the related plan assets as of December 31, 2020 and 2019.

	12-31-2020	12-31-2019
	ThCh$	ThCh$
Employee severance indemnities	50,011,279	42,697,317
Complementary Pension	18,896,906	17,853,600
Health Plans	3,145,989	3,090,670
Energy Supply Plans	3,484,091	2,521,903
Total post-employment obligations, net	75,538,265	66,163,490

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income
a)	The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2020, 2019 and 2018.

	For the years ended December 31,
Expense Recognized in	2020	2019	2018
Comprehensive Income	ThCh$	ThCh$	ThCh$
Cost of current defined benefit plan service	(2,132,231)	(1,928,868)	(1,920,262)
Defined benefit plan interest cost (1)	(2,146,386)	(2,639,738)	(2,750,376)
Past service cost	—	(1,224,527)	39,060
Expenses recognized in Profit or Loss	(4,278,617)	(5,793,133)	(4,631,578)
Gains (losses) from remeasurement of defined benefit plans	(8,545,834)	(7,777,204)	37,881
Total expense recognized in the Statement of Comprehensive Income	(12,824,451)	(13,570,337)	(4,593,697)

(1) See Note 34

Summary of Balance and Changes in Post-employment Defined Benefit Obligations

c)    The balance and changes in post-employment defined benefit obligations as of December 31, 2020 and 2019 are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Balance at January 1, 2019	56,602,664
Current service cost	1,928,868
Interest cost	2,639,738
Actuarial (gains) losses from changes in financial assumptions	5,724,985
Actuarial (gains) losses from changes in experience adjustments	2,052,219
Foreign currency translation	9,786
Past Service Cost Defined Benefit Plan Obligation	1,224,527
Contributions paid	(4,068,988)
Transfer of employees	49,691
Balance at December 31, 2019	66,163,490
Current service cost	2,132,231
Interest cost	2,146,386
Actuarial (gains) losses from changes in financial assumptions	4,695,927
Actuarial (gains) losses from changes in experience adjustments	3,849,907
Foreign currency translation	102,073
Contributions paid	(3,335,366)
Transfer of employees	(216,383)
Closing balance December 31, 2020	75,538,265

Summary of Assumptions Used in Actuarial Calculation of Defined Benefits

As of December 31, 2020, and 2019, the following assumptions were used in the actuarial calculation of defined benefit plans:

	12-31-2020	12-31-2019
Discount rates used	2.60%	3.40%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	7.10%	5.24%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 / RV-M-2014

Summary of Expected Flow for Benefits for Next Ten Years

Enel Chile´s obligations have a weighted average length of 7.98 years and the outflows of benefits for the next 10 years is expected to be as follows:

Years	ThCh$
1	8,445,218
2	6,484,023
3	5,441,166
4	6,022,293
5	5,467,563
6 to10	25,094,378